Award Timing Disclosure	12 Months Ended
Jun. 30, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Award Grant Policy
We do not have any program, plan, or practice to time the grant of equity awards to our employees in coordination with the release of material non-public information. We generally grant awards at the time employment commences and annually in connection with our annual compensation review process in the first quarter of our fiscal year, at a regularly scheduled Board or Committee meeting. Neither our Board nor the Committee seek to time the grant of equity awards based on potential movement of our stock price.

Award Timing Method
We do not have any program, plan, or practice to time the grant of equity awards to our employees in coordination with the release of material non-public information. We generally grant awards at the time employment commences and annually in connection with our annual compensation review process in the first quarter of our fiscal year, at a regularly scheduled Board or Committee meeting. Neither our Board nor the Committee seek to time the grant of equity awards based on potential movement of our stock price.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
We do not have any program, plan, or practice to time the grant of equity awards to our employees in coordination with the release of material non-public information. We generally grant awards at the time employment commences and annually in connection with our annual compensation review process in the first quarter of our fiscal year, at a regularly scheduled Board or Committee meeting. Neither our Board nor the Committee seek to time the grant of equity awards based on potential movement of our stock price.